Convertible Debentures (Details 1) - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 08, 2013	Jun. 30, 2016	Dec. 31, 2014
Schedule of significant assumptions used to measure the fair value
Volatility		48.80%
Risk-free interest rate		0.58%
Exercise price		$ 1.25
Convertible Debentures [Member]
Schedule of significant assumptions used to measure the fair value
Stock price	$ 0.25		$ 0.14
Volatility	50.00%		50.00%
Risk-free interest rate			0.25%
Exercise price	$ 0.25		$ 0.25
Convertible Debentures [Member] | Minimum [Member]
Schedule of significant assumptions used to measure the fair value
Term	1 year 5 months 23 days		9 months
Risk-free interest rate	0.09%
Convertible Debentures [Member] | Maximum [Member]
Schedule of significant assumptions used to measure the fair value
Term	1 year 11 months 23 days		1 year 3 months
Risk-free interest rate	0.37%